Revenues (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Revenues [Abstract]
Disaggregation Of Revenues
The following table reflects electric delivery revenues disaggregated by tariff:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Operating revenues
Revenues contributing to earnings:
Distribution base revenues	$710	$650	$1,888	$1,708

Transmission base revenues (TCOS revenues):
Billed to third-party wholesale customers	237	220	707	649
Billed to REPs serving Oncor distribution customers, through TCRF	132	120	394	355

Total transmission base revenues	369	340	1,101	1,004

Other miscellaneous revenues	49	19	89	54

Total revenues contributing to earnings	1,128	1,009	3,078	2,766

Revenues collected for pass-through expenses:
TCRF – third-party wholesale transmission service	291	261	862	770
EECRF	19	16	40	36

Total revenues collected for pass-through expenses	310	277	902	806

Total operating revenues	$1,438	$1,286	$3,980	$3,572

The following table reflects electric delivery revenues disaggregated by tariff:

	Year Ended December 31,
	2021	2020	2019
Operating revenues
Revenues contributing to earnings:
Distribution base revenues	$2,217	$2,156	$2,143

Transmission base revenues (TCOS revenues)
Billed to third-party wholesale customers	879	803	681
Billed to REPs serving Oncor distribution customers, through TCRF	479	446	391

Total transmission base revenues	1,358	1,249	1,072
Other miscellaneous revenues	104	87	77

Total revenues contributing to earnings	3,679	3,492	3,292

Revenues collected for pass-through expenses:
TCRF - third-party wholesale transmission service	1,039	975	1,005
EECRF	46	44	50

Revenues collected for pass-through expenses	1,085	1,019	1,055

Total operating revenues	$4,764	$4,511	$4,347